Investee Companies and Other Investments (Details) - Schedule of Results Attributable to Discontinued Operation - Discontinued Operations [Member] € in Thousands	5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2024 EUR (€)	Jun. 03, 2024 $ / shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / shares
Results of discontinued operation
Revenue	€ 278		€ 459		€ 675
Operating expenses	(142)		(183)		(342)
Depreciation and amortization expenses	(48)		(236)		(461)
Gross profit (loss) from operating activities	88		40		(128)
General and administrative expenses	(13)		(97)		(33)
Operating profit (loss) from operating activities	75		(57)		(161)
Financing income	934		833		1,792
Financing expenses	(530)		(766)		(1,269)
Financing income, net	404		67		523
Results from operating activities before taxes on income	479		10		362
Taxes on income	(129)		(13)		(247)
Results from operating activities, net of taxes on income	350		(3)		115
Loss on adjustment to fair value	(660)				(2,565)
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255
Tax benefit on loss from sale of discontinued operation	134				663
Profit (loss) for the year	79		(3)		(1,787)
Earnings per share
Basic earnings (loss) per share (in Dollars per share) | $ / shares		$ 0.01		$ 0		$ (0.14)
Diluted earnings (loss) per share (in Dollars per share) | $ / shares		$ 0.01		$ 0		$ (0.14)
Cash flows from discontinued operation
Net cash from operating activities	1,211		1,211		2,587
Net cash used in investing activities	(264)		(462)		(462)
Net cash used in financing activities	(41)		(1,143)		(2,127)
Net cash from (used in) discontinued operation	€ 906		€ (394)		€ (2)